PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of property, plant and equipment, net

	As of December 31,
	2024	2025
	RMB	RMB

	(in thousands)
Office building	697,136	697,455
Vehicles	23,939	21,320
Computer equipment	1,179,606	1,247,976
Furniture and office equipment	395,828	410,740
Leasehold improvement	3,477,118	3,220,054
Construction in progress	176,006	184,489
Total	5,949,633	5,782,034
Less: accumulated depreciation	(3,530,150)	(3,693,138)
Less: accumulated impairment	(19,272)	(19,272)
Net book value	2,400,211	2,069,624